Equity Method Investments - Schedule Of Equity Method Investment Summarized Balance Sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Current assets	$ 228,321	$ 215,336
Non-current assets	1,868,417	1,942,089
Total assets	2,096,738	2,157,425
Current liabilities	159,623	204,335
Noncurrent liabilities	763,703	835,636
Total Liabilities	923,326	1,039,971
Total Equity	1,173,412	1,117,454	$ 942,395	$ 939,902
Equity Method Investee [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	33,834	27,764
Non-current assets	264,507	269,844
Total assets	298,341	297,608
Current liabilities	13,246	10,421
Noncurrent liabilities	32	219
Total Liabilities	13,278	10,640
Total Equity	$ 285,063	$ 286,968